Trade and Other Receivables - Summary of Loss Allowance on Accounts Receivable - Trade (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Gross amount	₩ 2,214,353	₩ 2,247,895
Trade and other receivables [member]
Disclosure of financial assets [line items]
Loss allowance	₩ 264,498	₩ 249,501	₩ 260,157
Not Later Than Six Months [member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	2.04%
Gross amount	₩ 1,400,316
Loss allowance	₩ 28,574
Not Later Than Six Months [member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	2.82%
Gross amount	₩ 802,081
Loss allowance	₩ 22,652
More Than 6 Months [Member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	70.29%
Gross amount	₩ 49,583
Loss allowance	₩ 34,854
More Than 6 Months [Member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	77.52%
Gross amount	₩ 6,753
Loss allowance	₩ 5,235
1 - 3 years [Member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	86.21%
Gross amount	₩ 127,275
Loss allowance	₩ 109,727
1 - 3 years [Member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	61.76%
Gross amount	₩ 8,250
Loss allowance	₩ 5,095
More than 3 years [Member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	99.18%
Gross amount	₩ 25,195
Loss allowance	₩ 24,988
More than 3 years [Member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	56.19%
Gross amount	₩ 59,398
Loss allowance	₩ 33,373